Other operating income (expenses), net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income
Leases (contract termination)	$ 106
Others	113
Income	219
ESG expenses
Salaries and benefits (ESG)	(2,266)	$ (644)
Reversal of accrual liabilities	768
Social program	(5,061)
ESG expenses	(6,559)	(644)
Others	(317)	(1,048)
Expenses	(6,876)	(1,692)
Other operating income (expenses), net	$ (6,657)	$ (1,692)